Consolidated Statement of Changes in Shareholders' Equity - USD ($) $ in Thousands	Total	Common Stock	Capital Surplus	Retained Earnings	Accumulated Other Comprehensive Income (Loss)
BALANCE-beginning of period at Dec. 31, 2011	$ 153,423	$ 180	$ 153,664	$ (1,227)	$ 806
BALANCE-beginning of period (in shares) at Dec. 31, 2011		17,970
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	8,535			8,535
Net change in unrealized gains and losses on available-for-sale securities, net of taxes of $414, and $261 respectively, and reclassification adjustment	1,195				1,195
Stock-based compensation expense	324		324
BALANCE-end of period at Dec. 31, 2012	188,211	$ 207	178,695	7,308	2,001
BALANCE-end of period (in shares) at Dec. 31, 2012		20,748
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	12,610			12,610
Net change in unrealized gains and losses on available-for-sale securities, net of taxes of $414, and $261 respectively, and reclassification adjustment	(2,128)				(2,128)
Issuance of common stock in connection with the exercise of stock options	190	$ 1	189
Issuance of common stock in connection with the exercise of stock options (in shares)		23
Stock-based compensation expense	335		335
BALANCE-end of period at Dec. 31, 2013	199,218	$ 208	179,219	19,918	(127)
BALANCE-end of period (in shares) at Dec. 31, 2013		20,771,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	3,488			3,488
Net change in unrealized gains and losses on available-for-sale securities, net of taxes of $414, and $261 respectively, and reclassification adjustment	769				769
Issuance of common stock in connection with the exercise of stock options	76		76
Issuance of common stock in connection with the exercise of stock options (in shares)		9,000
Stock-based compensation expense	49		49
BALANCE-end of period at Mar. 31, 2014	203,600	$ 208	179,344	23,406	642
BALANCE-end of period (in shares) at Mar. 31, 2014		20,780,000
BALANCE-beginning of period at Dec. 31, 2013	199,218	$ 208	179,219	19,918	(127)
BALANCE-beginning of period (in shares) at Dec. 31, 2013		20,771,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	14,742			14,742
Net change in unrealized gains and losses on available-for-sale securities, net of taxes of $414, and $261 respectively, and reclassification adjustment	1,189				1,189
Issuance of common stock in connection with the exercise of stock options	117		117
Issuance of common stock in connection with the exercise of stock options (in shares)		14
Stock-based compensation expense	548		548
BALANCE-end of period at Dec. 31, 2014	288,405	$ 262	252,421	34,660	1,062
BALANCE-end of period (in shares) at Dec. 31, 2014		26,176,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	4,649			4,649
Net change in unrealized gains and losses on available-for-sale securities, net of taxes of $414, and $261 respectively, and reclassification adjustment	485				485
Issuance of common stock in connection with the exercise of stock options	2		2
Stock-based compensation expense	229		229
BALANCE-end of period at Mar. 31, 2015	$ 293,770	$ 262	$ 252,652	$ 39,309	$ 1,547
BALANCE-end of period (in shares) at Mar. 31, 2015		26,176,000